Cash collateral on securities and reverse repurchase agreements- receivables and security borrowings (Details) $ in Thousands, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)
Receivables from repurchase agreements and security borrowing
Receivables from repurchase agreements and security borrowing	$ 140,267	$ 97,289	$ 91,641
Fair value of securities received by bank as collateral		95,316	95,665
Up to 1 month
Receivables from repurchase agreements and security borrowing
Receivables from repurchase agreements and security borrowing		73,496	67,344
Between 1 and 3 months
Receivables from repurchase agreements and security borrowing
Receivables from repurchase agreements and security borrowing		16,918	19,207
Between 3 and 12 months
Receivables from repurchase agreements and security borrowing
Receivables from repurchase agreements and security borrowing		6,875	5,090
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Receivables from repurchase agreements and security borrowing		742	6,690
Instruments issued by the Chilean Governments and Central Bank of Chile | Central Bank bonds
Receivables from repurchase agreements and security borrowing
Receivables from repurchase agreements and security borrowing			4,114
Instruments issued by the Chilean Governments and Central Bank of Chile | Central Bank promissory notes
Receivables from repurchase agreements and security borrowing
Receivables from repurchase agreements and security borrowing		742
Instruments issued by the Chilean Governments and Central Bank of Chile | Other instruments issued by the Chilean Government and Central Bank
Receivables from repurchase agreements and security borrowing
Receivables from repurchase agreements and security borrowing			2,576
Instruments issued by the Chilean Governments and Central Bank of Chile | Up to 1 month
Receivables from repurchase agreements and security borrowing
Receivables from repurchase agreements and security borrowing		742	6,690
Instruments issued by the Chilean Governments and Central Bank of Chile | Up to 1 month | Central Bank bonds
Receivables from repurchase agreements and security borrowing
Receivables from repurchase agreements and security borrowing			4,114
Instruments issued by the Chilean Governments and Central Bank of Chile | Up to 1 month | Central Bank promissory notes
Receivables from repurchase agreements and security borrowing
Receivables from repurchase agreements and security borrowing		742
Instruments issued by the Chilean Governments and Central Bank of Chile | Up to 1 month | Other instruments issued by the Chilean Government and Central Bank
Receivables from repurchase agreements and security borrowing
Receivables from repurchase agreements and security borrowing			2,576
Other instruments issued in Chile
Receivables from repurchase agreements and security borrowing
Receivables from repurchase agreements and security borrowing		96,547	84,951
Other instruments issued in Chile | Bonds from domestic banks
Receivables from repurchase agreements and security borrowing
Receivables from repurchase agreements and security borrowing		367
Other instruments issued in Chile | Deposits in domestic banks
Receivables from repurchase agreements and security borrowing
Receivables from repurchase agreements and security borrowing		2,053	13,297
Other instruments issued in Chile | Other instruments
Receivables from repurchase agreements and security borrowing
Receivables from repurchase agreements and security borrowing		94,127	71,654
Other instruments issued in Chile | Up to 1 month
Receivables from repurchase agreements and security borrowing
Receivables from repurchase agreements and security borrowing		72,754	60,654
Other instruments issued in Chile | Up to 1 month | Bonds from domestic banks
Receivables from repurchase agreements and security borrowing
Receivables from repurchase agreements and security borrowing		367
Other instruments issued in Chile | Up to 1 month | Deposits in domestic banks
Receivables from repurchase agreements and security borrowing
Receivables from repurchase agreements and security borrowing		2,053	13,297
Other instruments issued in Chile | Up to 1 month | Other instruments
Receivables from repurchase agreements and security borrowing
Receivables from repurchase agreements and security borrowing		70,334	47,357
Other instruments issued in Chile | Between 1 and 3 months
Receivables from repurchase agreements and security borrowing
Receivables from repurchase agreements and security borrowing		16,918	19,207
Other instruments issued in Chile | Between 1 and 3 months | Other instruments
Receivables from repurchase agreements and security borrowing
Receivables from repurchase agreements and security borrowing		16,918	19,207
Other instruments issued in Chile | Between 3 and 12 months
Receivables from repurchase agreements and security borrowing
Receivables from repurchase agreements and security borrowing		6,875	5,090
Other instruments issued in Chile | Between 3 and 12 months | Other instruments
Receivables from repurchase agreements and security borrowing
Receivables from repurchase agreements and security borrowing		$ 6,875	$ 5,090